Inventories (Tables)	12 Months Ended
Mar. 31, 2013
Inventory Disclosure [Abstract]
Schedule of Inventories
The components of inventories as of March 31, 2012 and 2013 are as follows:

	2012	2013
	$ in thousands	$ in thousands

Raw materials	1,477	1,904
Work in progress	1,512	2,487
Finished goods	1,116	1,069
	───────	───────
	4,105	5,460
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